Income Tax (Details 4) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Income Tax - Deferred Tax Carry Forwards Details 4
Tax loss carry forwards	$ 3,976	$ 4,235
Decrease in tax loss	(259)	0
Less: Valuation allowance	(3,976)	(4,235)
Total	$ 0	$ 0